Annual Total Returns [BarChart] - BlackRock Capital Appreciation Portfolio - BlackRock Capital Appreciation Portfolio	May 01, 2021
Bar Chart Table:
Annual Return 2011	(8.66%)
Annual Return 2012	14.48%
Annual Return 2013	34.53%
Annual Return 2014	9.12%
Annual Return 2015	7.09%
Annual Return 2016	0.40%
Annual Return 2017	33.62%
Annual Return 2018	2.42%
Annual Return 2019	32.79%
Annual Return 2020	40.16%